Fair Value Measurements	9 Months Ended
Jul. 31, 2022
Fair Value Measurements
Fair Value Measurements
NOTE 4:  FAIR VALUE MEASUREMENTS
There have been no significant changes to the Bank’s approach and methodologies used to determine fair value measurements for the three and nine months ended July 31, 2022.
(
a
)
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair valu
e
 of the Bank’s financial assets and liabilities not carried at fair value.
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	July 31, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$253,211	$247,629	$208,559	$207,927
Other debt securities	76,875	74,746	60,380	60,525
Total debt securities at amortized cost, net of allowance for credit losses	330,086	322,375	268,939	268,452
Total loans, net of allowance for loan losses	790,845	779,660	722,622	725,177
Total financial assets not carried at fair value	$1,120,931	$1,102,035	$991,561	$993,629

FINANCIAL LIABILITIES
Deposits	$1,201,736	$1,196,349	$1,125,125	$1,124,762
Securitization liabilities at amortized cost	15,228	14,746	15,262	15,202
Subordinated notes and debentures	11,266	11,120	11,230	11,838
Total financial liabilities not carried at fair value	$1,228,230	$1,222,215	$1,151,617	$1,151,802

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

(b)
FAIR VALUE HIERARCHY
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at July 31, 2022 and October 31, 2021.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	July 31, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$580	$13,226	$–	$13,806	$294	$10,902	$–	$11,196
Provinces	–	9,049	–	9,049	–	8,326	–	8,326
U.S. federal, state, municipal governments, and agencies debt	–	21,277	–	21,277	–	13,241	–	13,241
Other OECD 2 government guaranteed debt	–	7,427	–	7,427	–	7,785	–	7,785
Mortgage-backed securities	–	1,728	–	1,728	–	1,500	–	1,500
Other debt securities
Canadian issuers	–	6,493	–	6,493	–	5,970	–	5,970
Other issuers	–	11,390	6	11,396	–	12,389	6	12,395
Equity securities	48,535	14	–	48,549	59,933	158	33	60,124
Trading loans	–	11,391	–	11,391	–	12,405	–	12,405
Commodities	16,173	838	–	17,011	13,919	720	–	14,639

Retained interests	–	6	–	6	–	9	–	9

	65,288	82,839	6	148,133	74,146	73,405	39	147,590
Non-trading financial assets at fair value through profit or loss
Securities	185	6,887	911	7,983	166	6,127	760	7,053

Loans	–	3,443	–	3,443	–	2,334	3	2,337

	185	10,330	911	11,426	166	8,461	763	9,390
Derivatives
Interest rate contracts	117	13,967	1	14,085	12	10,277	1	10,290
Foreign exchange contracts	48	53,044	1	53,093	26	35,786	7	35,819
Credit contracts	–	33	–	33	–	57	–	57
Equity contracts	9	3,949	–	3,958	3	5,359	–	5,362

Commodity contracts	460	4,183	71	4,714	365	2,495	39	2,899

	634	75,176	73	75,883	406	53,974	47	54,427
Financial assets designated at fair value through profit or loss

Securities 1	–	4,755	–	4,755	–	4,564	–	4,564

	–	4,755	–	4,755	–	4,564	–	4,564

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	16,726	–	16,726	–	12,519	–	12,519
Provinces	–	20,151	–	20,151	–	18,143	–	18,143
U.S. federal, state, municipal governments, and agencies debt	385	11,042	–	11,427	–	19,300	–	19,300
Other OECD government guaranteed debt	–	2,762	–	2,762	–	6,564	–	6,564
Mortgage-backed securities	–	78	–	78	–	1,254	–	1,254
Other debt securities
Asset-backed securities	–	5,830	–	5,830	–	6,981	–	6,981
Corporate and other debt	–	8,096	53	8,149	–	8,040	64	8,104
Equity securities	1,846	1	2,335	4,182	2,989	1	1,609	4,599

Loans	–	1,935	–	1,935	–	1,602	–	1,602

	2,231	66,621	2,388	71,240	2,989	74,404	1,673	79,066

Securities purchased under reverse repurchase agreements	–	7,739	–	7,739	–	7,992	–	7,992

FINANCIAL LIABILITIES

Trading deposits	–	18,302	302	18,604	–	22,750	141	22,891
Derivatives
Interest rate contracts	96	12,392	159	12,647	14	11,580	89	11,683
Foreign exchange contracts	39	49,711	1	49,751	28	35,146	–	35,174
Credit contracts	–	158	–	158	–	347	–	347
Equity contracts	–	7,213	43	7,256	–	7,932	82	8,014

Commodity contracts	284	2,845	19	3,148	300	1,596	8	1,904

	419	72,319	222	72,960	342	56,601	179	57,122

Securitization liabilities at fair value	–	12,671	–	12,671	–	13,505	–	13,505

Financial liabilities designated at fair value through profit or loss	38	139,757	10	139,805	–	113,912	76	113,988

Obligations related to securities sold short 1	3,373	46,695	–	50,068	2,015	40,360	9	42,384

Obligations related to securities sold under repurchase agreements	–	5,971	–	5,971	–	5,126	–	5,126

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2	Organisation for Economic Co-operation and Development (OECD).

(c)
TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period.
There were no significant transfers between Level 1 and Level 2 during the three and nine months ended July 31, 2022 or the three months ended July 31, 2021. During the nine months ended July 31, 2021, $400 million of fair value through other comprehensive income (FVOCI) Canadian government debt were transferred from Level 2 to Level 1.
There were no significant transfers between Level 2 and Level 3 during the three and nine months ended July 31, 2022, or the three months ended July 31, 2021. During the nine months ended July 31, 2021, transfers were made out of Level 3 and into Level 2 for trading deposits and equity contracts due to changes in the degree of observability of certain inputs in the fair value measurement of these instruments.
There were no other significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the three and nine months ended July 31, 2022 and July 31, 2021.

(d)
RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three and nine months ended July 31, 2022 and July 31, 2021.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at May 1 2022	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at July 31 2022	Change in unrealized gains (losses) on instruments still held 5

Included in income	1	Included in OCI	2 ,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Other debt securities	$14	$1	$–	$1	$(8)	$–	$(2)	$6	$(2)

Equity securities	27	–	–	–	(27)	–	–	–	–

41	1	–	1	(35)	–	(2)	6	(2)
Non-trading financial assets at fair value through profit or loss
Securities	858	32	(2)	44	(21)	–	–	911	18

Loans	3	–	–	–	(3)	–	–	–	–

861	32	(2)	44	(24)	–	–	911	18

Financial assets at fair value through other comprehensive income
Other debt securities	59	–	(3)	–	(3)	–	–	53	(1)

Equity securities	2,290	–	26	3	16	–	–	2,335	24
$2,349	$–	$23	$3	$13	$–	$–	$2,388	$23

FINANCIAL LIABILITIES

Trading deposits 6	$(246)	$12	$–	$(76)	$1	$–	$7	$(302)	$12
Derivatives 7
Interest rate contracts	(96)	(61)	–	–	(1)	–	–	(158)	(62)
Foreign exchange contracts	(1)	1	–	–	–	–	–	–	–
Equity contracts	(93)	49	–	–	1	2	(2)	(43)	49

Commodity contracts	72	3	–	–	(23)	–	–	52	(2)

(118)	(8)	–	–	(23)	2	(2)	(149)	(15)

Financial liabilities designated at fair value through profit or loss	(162)	23	–	(92)	221	–	–	(10)	23

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

Fair value as at November 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at July 31 2022	Change in unrealized gains (losses) on instruments still held 5

Included in income	1	Included in OCI	2 ,3	Purchases/ Issuances	Sales/ Settlements	4	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other

Other debt securities	$6	$1	$–	$3	$(13)	$11	$(2)	$6	$(3)

Equity securities	33	–	–	27	(60)	–	–	–	–

39	1	–	30	(73)	11	(2)	6	(3)

Non-trading financial assets at fair value through profit or loss
Securities	760	60	(2)	166	(69)	–	(4)	911	12

Loans	3	–	–	–	(3)	–	–	–	–

763	60	(2)	166	(72)	–	(4)	911	12

Financial assets at fair value through other comprehensive income

Other debt securities	64	–	(4)	–	(7)	–	–	53	(1)

Equity securities	1,609	–	56	640	30	–	–	2,335	48

$1,673	$–	$52	$640	$23	$–	$–	$2,388	$47

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$17	$–	$(185)	$1	$(10)	$16	$(302)	$11

Derivatives 7
Interest rate contracts	(88)	(87)	–	–	(1)	–	18	(158)	(60)
Foreign exchange contracts	7	(7)	–	–	–	–	–	–	(1)
Equity contracts	(82)	10	–	–	–	3	26	(43)	36

Commodity contracts	31	69	–	–	(48)	–	–	52	41

(132)	(15)	–	–	(49)	3	44	(149)	16

Financial liabilities designated at fair value through profit or loss	(76)	(154)	–	(267)	487	–	–	(10)	(154)

Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $
73
 million (May 1, 2022/April 30, 2022 – $90 million;
October 31, 2021/November
 1, 2021 – $47 million) and derivative liabilities of $
222
 million
(May 1, 2022/April 30, 2022
 – $208 million; October 31, 2021/November 1, 2021 – $179 million) which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at May 1 2021	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at July 31 2021	Change in unrealized gains (losses) on instruments still held 4

Included in income	1	Included in OCI	2	Purchases/ Issuances	Sales/ Settlements	3	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$–	$–	$1	$–	$1	$–

Other debt securities	3	–	–	23	–	1	(22)	5	–

3	–	–	23	–	2	(22)	6	–
Non-trading financial assets at fair value through profit or loss
Securities	662	43	–	38	(15)	–	–	728	31

Loans	3	–	–	–	–	–	–	3	–

665	43	–	38	(15)	–	–	731	31

Financial assets at fair value through other comprehensive income
Other debt securities	24	–	–	–	–	43	–	67	–

Equity securities	1,479	–	9	124	22	–	–	1,634	9
$1,503	$–	$9	$124	$22	$43	$–	$1,701	$9

FINANCIAL LIABILITIES

Trading deposits 5	$(176)	$(5)	$–	$(27)	$10	$–	$11	$(187)	$(5)
Derivatives 6
Interest rate contracts	(96)	(12)	–	–	13	–	–	(95)	(3)
Foreign exchange contracts	9	(3)	–	–	–	–	–	6	(3)
Equity contracts	(89)	7	–	–	(3)	(3)	(2)	(90)	7

Commodity contracts	11	14	–	–	(3)	–	–	22	13

(165)	6	–	–	7	(3)	(2)	(157)	14

Financial liabilities designated at fair value through profit or loss	(50)	64	–	(66)	34	–	–	(18)	64

Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

Fair value as at November 1 2020	Total realized and unrealized gains (losses)	Movements	Transfers	Fair value as at July 31 2021	Change in unrealized gains (losses) on instruments still held 4

Included in income	1	Included in OCI	2	Purchases/ Issuances	Sales/ Settlements	3	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$16	$2	$–	$–	$(18)	$1	$–	$1	$–

Other debt securities	3	–	–	23	(1)	4	(24)	5	–

19	2	–	23	(19)	5	(24)	6	–
Non-trading financial assets at fair value through profit or loss
Securities	571	72	–	111	(26)	–	–	728	53

Loans	3	–	–	–	–	–	–	3	–

574	72	–	111	(26)	–	–	731	53

Financial assets at fair value through other comprehensive income
Other debt securities	20	–	4	–	–	43	–	67	4

Equity securities	1,579	–	19	150	(114)	–	–	1,634	18
$1,599	$–	$23	$150	$(114)	$43	$–	$1,701	$22

FINANCIAL LIABILITIES

Trading deposits 5	$(4,649)	$(1,004)	$–	$(776)	$2,604	$(7)	$3,645	$(187)	$(28)
Derivatives 6
Interest rate contracts	(96)	(9)	–	–	10	–	–	(95)	4
Foreign exchange contracts	2	5	–	–	–	–	(1)	6	5
Equity contracts	(707)	(742)	–	(36)	236	5	1,154	(90)	(656)

Commodity contracts	(18)	41	–	–	(2)	–	1	22	22

(819)	(705)	–	(36)	244	5	1,154	(157)	(625)

Financial liabilities designated at fair value through profit or loss	(24)	3	–	(206)	209	–	–	(18)	3

Obligations related to securities sold short	–	–	–	–	–	(1)	1	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
2	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
3	Includes foreign exchange.
4	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5	Issuances and repurchases of trading deposits are reported on a gross basis.
6
Consists of derivative assets of $42 million (May 1, 2021/April 30, 2021 – $28 million; October 31, 2020/November 1, 2020 – $381 million) and derivative liabilities of $199 million (May 1, 2021/April 30, 2021 – $193 million; October 31, 2020/November 1, 2020 – $1,200 million) which have been netted in this table for presentation purposes only.